Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 5,369	$ 5,776
Share-based compensation	6,775	6,665
Cost recoveries from associates	(144)	(300)
Employee benefits expense	$ 12,000	$ 12,141